Financial Instruments (Fair Value of Derivative Instruments and Amounts Recorded in the Consolidated Balance Sheets) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Derivative instruments in hedges, assets, at fair value	¥ 3,374	¥ 4,268
Other derivatives not designated as hedging instruments assets at fair value	348	28
Derivative assets	3,722	4,296
Derivative instruments in hedges, liabilities, at fair value	10,871	6,088
Other derivatives not designated as hedging instruments liabilities at fair value	3,474	2,223
Derivative liabilities	14,345	8,311
Forward Exchange Contracts [Member] | Prepaid Expenses and Other Current Assets [Member]
Derivative instruments in hedges, assets, at fair value	485	8
Other derivatives not designated as hedging instruments assets at fair value	347
Interest Rate Swap [Member] | Prepaid Expenses and Other Current Assets [Member]
Derivative instruments in hedges, assets, at fair value	1,235	631
Currency Swap [Member] | Prepaid Expenses and Other Current Assets [Member]
Derivative instruments in hedges, assets, at fair value	5
Other derivatives not designated as hedging instruments assets at fair value		14
Currency Option Agreements [Member] | Prepaid Expenses and Other Current Assets [Member]
Other derivatives not designated as hedging instruments assets at fair value	1
Interest Rate Swap [Member] | Other Assets [Member]
Derivative instruments in hedges, assets, at fair value	46	2,697
Other derivatives not designated as hedging instruments assets at fair value		14
Currency Swap [Member] | Other Assets [Member]
Derivative instruments in hedges, assets, at fair value	1,603	932
Forward Exchange Contracts [Member] | Other (Current Liabilities) [Member]
Derivative instruments in hedges, liabilities, at fair value	4	196
Other derivatives not designated as hedging instruments liabilities at fair value	941
Interest Rate Swap [Member] | Other (Current Liabilities) [Member]
Derivative instruments in hedges, liabilities, at fair value	153	51
Other derivatives not designated as hedging instruments liabilities at fair value	109	186
Currency Swap [Member] | Other (Current Liabilities) [Member]
Derivative instruments in hedges, liabilities, at fair value	7,387
Currency Option Agreements [Member] | Other (Current Liabilities) [Member]
Other derivatives not designated as hedging instruments liabilities at fair value	1	168
Forward Exchange Contracts [Member] | Other (Long-term Liabilities) [Member]
Other derivatives not designated as hedging instruments liabilities at fair value	90
Interest Rate Swap [Member] | Other (Long-term Liabilities) [Member]
Derivative instruments in hedges, liabilities, at fair value	1,185	1,456
Other derivatives not designated as hedging instruments liabilities at fair value	474	485
Currency Swap [Member] | Other (Long-term Liabilities) [Member]
Derivative instruments in hedges, liabilities, at fair value	2,142	4,385
Currency Option Agreements [Member] | Other (Long-term Liabilities) [Member]
Other derivatives not designated as hedging instruments liabilities at fair value	¥ 1,859	¥ 1,384